SIGNIFICANT ACCOUNTING POLICIES, Property, Plant and Equipment (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 ARS ($)		Dec. 31, 2018 USD ($)
Property, plant and equipment [Abstract]
Property, plant and equipment from privatization of GdE	$ 38,685,519	$ 34,160,708	[1]
Financial expense capitalized	$ 0	$ 0
GdE [member]
Property, plant and equipment [Abstract]
Percentage of common stock considered for assets value	70.00%			70.00%
Value of assets, price paid on common stock from privatization of GdE				$ 561.2
Value of common stock from provatization of GdE				801.7
Debt assumed from privatization of GdE				395.0
Property, plant and equipment from privatization of GdE				$ 1,196.7

[1]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)